UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08518
GAMCO Gold Fund, Inc.

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: September 30, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

GAMCO Gold Fund, Inc. Third Quarter Report September 30, 2010

Caesar Bryan
To Our Shareholders,
     The GAMCO Gold Fund’s (the “Fund”) (Class AAA) total return was 14.4% for the third quarter of 2010, compared with the Philadelphia Gold and Silver Index (“XAU”) of 11.1% and the Lipper Precious Metals Fund Average of 15.1%.
     Enclosed is the investment portfolio as of September 30, 2010.
Comparative Results
Average Annual Returns through September 30, 2010 (a) (Unaudited)

												Since
			Year to									Inception
	Quarter		Date		1 Year		3 Year		5 Year		10 Year	(7/11/94)
GAMCO Gold Fund Class AAA	14.37%		26.39%		32.72%		12.03%		20.88%		25.77%	10.49%
Philadelphia Gold and Silver Index	11.13		17.75		19.94		6.14		12.81		16.08	4.61
Lipper Precious Metals Fund Average	15.11		25.46		34.75		11.38		19.50		24.08	6.88
S&P 500 Index	11.30		3.91		10.18		(7.15)		0.64		(0.43)	8.17 (e)
Class A	14.41		26.44		32.71		12.05		20.91		25.78	10.49
	7.83	(b)	19.17	(b)	25.08	(b)	9.86	(b)	19.48	(b)	25.04 (b)	10.09 (b)
Class B	14.17		25.74		31.73		11.21		19.98		25.04	10.09
	9.17	(c)	20.74	(c)	26.73	(c)	10.40	(c)	19.78	(c)	25.04	10.09
Class C	14.14		25.70		31.70		11.21		19.99		25.05	10.10
	13.14	(d)	24.70	(d)	30.70	(d)	11.21		19.99		25.05	10.10
Class I	14.46		26.68		33.06		12.31		21.06		25.87	10.54
In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 1.46%, 1.46%, 2.21%, 2.21%, and 1.21%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Performance returns for periods of less than one year are not annualized. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about this and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic and political risks. Investing in gold is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. The Class AAA Shares net asset values (“NAV”) per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 23, 2002, and Class I Shares on January 11, 2008. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The Philadelphia Gold and Silver (“XAU”) Index is an unmanaged indicator of stock market performance of large North American gold and silver companies, while the Lipper Precious Metals Fund Average reflects the average performance of mutual funds classified in this particular category. The Standard & Poor’s (“S&P”) 500 Index is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at end of the quarter, year to date, one year, three year, and five year periods of 5%, 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, year to date, and one year periods of 1% of the Fund’s NAV at the time of purchase or sale, whichever is lower.

(e)	S&P 500 Index Since Inception performance is as of June 30, 1994.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

GAMCO Gold Fund, Inc.
Schedule of Investments — September 30, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 99.7%
	METALS AND MINING — 99.7%
	Australia — 15.1%
650,000	Andean Resources Ltd.†	$3,970,871
3,569,000	Centamin Egypt Ltd.†	9,781,884
950,000	Kingsgate Consolidated Ltd.	10,665,059
200,000	Medusa Mining Ltd.	948,923
2,000,000	Mineral Deposits Ltd.†	2,027,023
1,882,079	Newcrest Mining Ltd.	72,030,800
750,000	Perseus Mining Ltd.†	2,113,908
1,500,000	Silver Lake Resources Ltd.†	3,459,760

		104,998,228

	China — 0.5%
4,000,000	Zijin Mining Group Co. Ltd., Cl. H	3,383,429

	Latin America — 1.7%
264,800	Compania de Minas Buenaventura SA, ADR	11,963,664

	North America — 51.7%
371,000	Agnico-Eagle Mines Ltd., New York	26,352,130
322,892	Agnico-Eagle Mines Ltd., Toronto	22,956,118
5,500,000	Alexandria Mineral Corp. (a)(b)(c)	1,130,576
80,000	Allied Nevada Gold Corp.†	2,120,000
49,800	Anatolia Minerals Development Ltd., New York†	325,503
330,000	Anatolia Minerals Development Ltd., Toronto†	2,142,482
2,300,000	Axmin Inc.† (c)(d)	301,779
492,400	Barrick Gold Corp., New York	22,793,196
182,661	Barrick Gold Corp., Toronto	8,441,569
165,000	Detour Gold Corp.†	4,766,061
200,000	Eastmain Resources Inc.†	326,562
754,900	Eldorado Gold Corp., New York	13,958,101
491,333	Eldorado Gold Corp., Toronto	9,082,665
467,500	Eldorado Gold Corp., Toronto (d)	8,642,093
125,000	Franco-Nevada Corp., New York	3,932,598
330,000	Franco-Nevada Corp., Toronto	10,382,059
298,000	Franco-Nevada Corp., Toronto (b)	9,375,313
184,500	Freeport-McMoRan Copper & Gold Inc.	15,754,455
85,000	Gold Resource Corp.†	1,588,650
333,150	Goldcorp Inc., New York	14,498,688
690,058	Goldcorp Inc., Toronto	29,979,194
500,000	Golden Queen Mining Co. Ltd.†	1,001,069
1,500,000	Golden Queen Mining Co. Ltd.†	3,003,208
1,500,000	Golden Queen Mining Co. Ltd.† (c)(d)	3,003,207
452,000	IAMGOLD Corp., New York	8,004,920
54,000	IAMGOLD Corp., Toronto	956,245
150,000	Keegan Resources Inc.†	1,141,510
300,000	Keegan Resources Inc.† (b)	2,283,021
900,000	Kinross Gold Corp., New York	16,911,000
937,189	Kinross Gold Corp., Toronto	17,579,695
170,000	MAG Silver Corp.†	1,295,364
610,071	Newmont Mining Corp.	38,318,560
85,000	Northern Dynasty Minerals Ltd.†	723,350
405,000	Osisko Mining Corp.†	5,766,595
120,000	Osisko Mining Corp.† (c)(d)	1,708,621
759,900	Romarco Minerals Inc.†	1,661,750
170,000	Royal Gold Inc.	8,472,800
250,000	San Gold Corp.†	794,538
1,075,000	SEMAFO Inc.†	10,155,506
600,000	SEMAFO Inc.† (d)	5,668,189
1,100,000	Torex Gold Resources Inc.†	1,496,744
4,100,000	Wesdome Gold Mines Ltd.	10,719,215
689,390	Yamana Gold Inc., New York	7,859,046
243,444	Yamana Gold Inc., Toronto	2,775,262

		360,149,207

	South Africa — 10.9%
534,000	AngloGold Ashanti Ltd., ADR	24,692,160
1,918,249	Gold Fields Ltd., ADR	29,291,662
300,000	Harmony Gold Mining Co. Ltd., ADR	3,387,000
170,000	Impala Platinum Holdings Ltd.	4,378,916
456,000	Impala Platinum Holdings Ltd., ADR	11,824,080
329,609	Witwatersrand Consolidated Gold Resources Ltd.†	2,819,924

		76,393,742

	United Kingdom — 19.8%
37,500	Avnel Gold Mining Ltd.†	9,841
300,000	Avnel Gold Mining Ltd.† (c)(d)	78,724
500,000	Avnel Gold Mining Ltd.† (c)(d)	131,208
1,445,500	Fresnillo plc	28,189,219
2,340,152	Hochschild Mining plc	16,328,384
917,200	Randgold Resources Ltd., ADR	93,059,112

		137,796,488

	TOTAL COMMON STOCKS	694,684,758

	WARRANTS — 0.3%
	North America — 0.3%
5,500,000	Alexandria Mineral Corp., expire 08/03/11† (a)(b)(c)	382,888
62,500	Franco-Nevada Corp., expire 03/13/12† (b)	318,301
87,500	Franco-Nevada Corp., expire 06/16/17†	688,842
4,900	Goldcorp Inc., expire 06/09/11†	25,333
384,600	Great Basin Gold Ltd., expire 10/15/10†	328,942
50,015	Kinross Gold Corp., expire 09/03/13†	138,539
63,800	Kinross Gold Corp. Cl. D, expire 09/17/14†	272,835
495,000	New Gold Inc., expire 04/03/12† (d)	21,649

	TOTAL WARRANTS	2,177,329

	TOTAL INVESTMENTS — 100.0% (Cost $325,434,959)	$696,862,087

See accompanying notes to schedule of investments.

GAMCO Gold Fund, Inc.
Schedule of Investments (Continued) — September 30, 2010 (Unaudited)

Aggregate tax cost	$325,435,204

Gross unrealized appreciation	$374,416,099
Gross unrealized depreciation	(2,989,216)

Net unrealized appreciation/depreciation	$371,426,883

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2010, the market value of fair valued securities amounted to $1,513,464 or 0.22% of total investments.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the market value of Rule 144A securities amounted to $13,490,099 or 1.94% of total investments.

(c)	Illiquid security.

(d)	At September 30, 2010, the Fund held investments in restricted securities amounting to $19,555,470 or 2.81% of total investments, which were valued under methods approved by the Board of Directors, as follows (except as noted in (c), these securities are liquid):

				09/30/10
				Carrying
Acquisition		Acquisition	Acquisition	Value
Shares	Issuer	Date	Cost	Per Unit
800,000	Avnel Gold Mining Ltd. (c)	11/23/05	$426,106	$0.2624
2,300,000	Axmin Inc. (c)	12/20/02	1,044,417	0.1312
467,500	Eldorado Gold Corp., Toronto	10/08/03	2,653,334	18.4858
1,500,000	Golden Queen Mining Co. Ltd. (c)	05/24/02	656,888	2.0021
495,000	New Gold Inc., Warrants expire 04/03/12	03/09/07	108,702	0.0437
120,000	Osisko Mining Corp. (c)	10/30/07	817,996	14.2385
600,000	SEMAFO Inc.	12/07/05	970,533	9.4470

†	Non-income producing security.

ADR	American Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	52.0%	$362,326,536
Europe	19.8	137,796,488
Asia/Pacific	15.6	108,381,657
South Africa	10.9	76,393,742
Latin America	1.7	11,963,664

	100.0%	$696,862,087

See accompanying notes to schedule of investments.

GAMCO Gold Fund, Inc. (the “Fund”)
Notes to Schedule of Investments (Unaudited)
The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser’).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

GAMCO Gold Fund, Inc.
Notes to Schedule of Investments (Continued) (Unaudited)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Total Market Value
	Quoted Prices	Observable Inputs	at 9/30/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Metals and Mining
Australia	$11,895,792	$93,102,436	$104,998,228
China	—	3,383,429	3,383,429
Latin America	11,963,664	—	11,963,664
North America	358,017,562	2,131,645	360,149,207
South Africa	69,194,902	7,198,840	76,393,742
United Kingdom	93,278,885	44,517,603	137,796,488

Total Common Stocks	544,350,805	150,333,953	694,684,758

Warrants:
North America	1,083,950	1,093,379	2,177,329

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$545,434,755	$151,427,332	$696,862,087

At December 31, 2009, the market value of Level 2 securities was $3,886,401 or 0.7% of total securities. At September 30, 2010, the market value of $74,644,104 or 10.7% of total securities was transferred into Level 2 as a result of fair valuing securities to reflect significantly changed conditions between the time at which the Fund valued its securities and the earlier closing of foreign markets.
The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

									Net change
									in unrealized
									appreciation/
									depreciation
									during the
									period on
				Change in					Level 3
	Balance	Accrued	Realized	unrealized	Net	Transfers	Transfers	Balance	investments
	as of	discounts/	gain/	appreciation/	purchases/	into	out of	as of	held at
	12/31/09	(premiums)	(loss)	depreciation	(sales)	Level 3†	Level 3†	9/30/10	9/30/10

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Warrants:
North America	$168	$—	$0	$(168)	$(0)	$—	$—	$—	$—

TOTAL INVESTMENTS IN SECURITIES	$168	$—	$0	$(168)	$(0)	$—	$—	$—	$—

†	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.
In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure

GAMCO Gold Fund, Inc.
Notes to Schedule of Investments (Continued) (Unaudited)
requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact of the additional disclosure requirements on the Fund’s financial statements.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Restricted and Illiquid Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted and illiquid securities the Fund held as of September 30, 2010, refer to the Schedule of Investments.

GAMCO Gold Fund, Inc.
Notes to Schedule of Investments (Continued) (Unaudited)
Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
The Fund’s derivative contracts held at September 30, 2010, if any, are not accounted for as hedging instruments under GAAP.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the period ended September 30, 2010, the Fund had no investments in forward foreign exchange contracts.
Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.
At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $2,939,972, which are available to reduce future required distributions of net capital gains to shareholders through 2016.
During the year ended December 31, 2009, the Fund utilized capital loss carryforwards of $7,098,440.

GAMCO Gold Fund, Inc.
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.

Board of Directors

Mario J. Gabelli, CFA	Anthonie C. van Ekris
Chairman and Chief	Chairman
Executive Officer	BALMAC International, Inc.
GAMCO Investors, Inc.

E. Val Cerutti	Salvatore J. Zizza
Chief Executive Officer	Chairman
Cerutti Consultants, Inc.	Zizza & Co., Ltd.

Anthony J. Colavita	Daniel E. Zucchi
President	President
Anthony J. Colavita, P.C.	Daniel E. Zucchi Associates

Werner J. Roeder, MD
Medical Director
Lawrence Hospital

Officers and Portfolio Manager

Caesar Bryan	Bruce N. Alpert
Portfolio Manager	President and Secretary

Peter D. Goldstein	Agnes Mullady
Chief Compliance Officer	Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
This report is submitted for the general information of the shareholders of GAMCO Gold Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB008Q310SR
GAMCO
GAMCO Gold Fund, Inc.
THIRD QUARTER REPORT
SEPTEMBER 30, 2010

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GAMCO Gold Fund, Inc.
By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
Date 11/26/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
Date 11/26/10

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer
Date 11/26/10

*	Print the name and title of each signing officer under his or her signature.